REVENUE FROM PRIMARY BUSINESS (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE FROM PRIMARY BUSINESS
Schedule of sales of goods

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Gasoline	699,202	557,605	726,057
Diesel	615,342	422,566	542,260
Crude oil	549,720	351,707	429,038
Basic chemical feedstock	215,563	155,397	242,532
Synthetic resin	125,739	122,368	149,208
Kerosene	191,636	72,385	112,519
Natural gas	53,817	48,099	68,443
Synthetic fiber monomers and polymers	80,952	42,388	45,464
Others(i)	367,411	276,139	363,979
	2,899,382	2,048,654	2,679,500

Notes:

(i)	Others are primarily liquefied petroleum gas and other refinery and chemical byproducts and joint products.